Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of comprehensive income (loss) - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Intercompany revenue	$ 2,939,975
Selling and marketing
General and administrative	(1,421,470)	(3,071,681)	(1,098,668)
Other income (expense)	23,111
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	16,079,196	33,452,042	(11,993,122)
Net income (loss)	17,620,812	30,380,361	(13,091,790)
Other comprehensive income
Foreign currency translation adjustment	(12,576,380)	2,039,011	5,507,420
Comprehensive income (loss)	5,044,432	32,419,372	(7,584,370)
Comprehensive loss attributable to non-controlling interests	6,231	2,051	2,172
Comprehensive income (loss) attributable to shareholders	$ 5,050,663	$ 32,421,423	$ (7,582,198)